FINANCING ARRANGEMENTS - Current Description Of Senior Secured Credit Facilities (Details)		12 Months Ended
	Apr. 01, 2015	Dec. 31, 2017
Senior Secured Credit Facilities
Debt Instrument [Line Items]
Percentage of net cash proceeds of insurance and condemnation proceeds for property or asset losses		100.00%
Percentage of cash proceeds from issuance of equity securities payable as mandatory prepayments		50.00%
Percentage of cash proceeds from incurrence of debt		100.00%
Percentage of annual excess cash flow		50.00%
Percentage of cash proceeds from asset sales outside the ordinary course of business payable as mandatory prepayments		100.00%
Prepayment premium, percent		1.00%
Percentage of capital stock of the entity and domestic subsidiaries pledged as collateral for borrowings		100.00%
Percentage of capital stock of foreign subsidiaries pledged as collateral for borrowings		65.00%
Senior Secured Credit Facilities | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Margins		0.50%
Series F Tranche B Term Loan Facility
Debt Instrument [Line Items]
Stated interest rate		4.94%
Series F Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins		2.50%
Variable rate floor (as a percent)	1.75%
Series F Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins		3.50%
Variable rate floor (as a percent)	0.75%	0.75%
Revolving credit facility
Debt Instrument [Line Items]
Stated interest rate		5.32%
Commitment fee, unutilized commitments, percentage		0.50%
Minimum | Series F Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins	2.00%
Minimum | Series F Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins	3.00%
Minimum | Revolving credit facility | Base Rate
Debt Instrument [Line Items]
Margins		2.25%
Minimum | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Margins		3.25%
Maximum | Series F Tranche B Term Loan Facility | Base Rate
Debt Instrument [Line Items]
Margins	2.25%
Maximum | Series F Tranche B Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Margins	3.25%
Maximum | Revolving credit facility | Base Rate
Debt Instrument [Line Items]
Margins		2.75%
Maximum | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Margins		3.75%